Convertible Notes and Note Payable (Details) - USD ($)	1 Months Ended						12 Months Ended
	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021	Jun. 14, 2021
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds					$ 15,000,000	$ 25,000,000
Annual interest rate					5.00%	5.00%
Maturity date					Jun. 26, 2022	May 15, 2022
Discount							20.00%
Investors purchasing equity securities per share (in Dollars per share)							$ 0.8
Conversion note	$ 30,000	$ 40,000,000,000
Outstanding principal percentage	100.00%	200.00%
Derivative liability	$ 2,460,000,000	$ 4,060,000,000
Debt discount issue					$ 2,529,000	$ 4,175,000	$ 1,132,000
Interest expense							2,015,000
Amortization of debt discount							1,265,000	$ 1,050,000
Interest expense								1,724,000
Total proceeds					$ 30,000,000	$ 40,000,000
Converted shares (in Shares)				766,293
Total amount of debt discount				$ 21,268,000			$ 3,532,000
Derivative liability at fair value				5,360,000
Net loss				3,775,000
Borrowings			$ 30,000,000
Fair value issuance			2,316
Final payment provision	525,000		$ 1,050,000
Interest rate							9.00%
Accrued interest							$ 233,000	$ 395,000
Unamortized debt discount							1,086,000
Agreement amount	5,000,000
Commitment	$ 15,000,000
Initial amount										$ 5,000,000
Remaining amount									$ 10,000,000
Final payment percentage	3.50%
Convertible notes shares purchase (in Shares)	63,785
Fair value issue	$ 1,527,000
Warrants amount							2,150,000
Amortized cost							15,000,000
Interest expense related to debt discounts							$ 1,018,000
Interest rate in percentage							9.00%
Incurred and paid stated interest amount							$ 329
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Bears interest value							9.00%
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Bears interest value							5.75%
Series D-3A [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Acquisition price				30,652,000
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate							5.75%
Issuance of warrants to purchase (in Shares)			127,570
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate							9.00%
Series D-3A redeemable convertible preferred stock [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Aggregate proceeds				40,300,000
Outstanding principal balance				25,000,000
Unpaid interest				$ 288,000
March 2021 Note Payable [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Comprehensive loss							$ 4,508,000